Financial risk - Banks’s liquidity reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Cash and bank balances at central banks	$ 1,144,896	$ 1,201,101
Cash and balances with other banks	46,040	9,900
Liquidity Reserves	1,190,936	1,211,001
At fair value [member]
Disclosure of fair value measurement of assets [line items]
Cash and bank balances at central banks	1,144,896	1,201,101
Cash and balances with other banks	46,040	9,900
Liquidity Reserves	$ 1,190,936	$ 1,211,001